ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2014
ORGANIZATION
Schedule of subsidiaries of the Company and variable interest entities where the Company is the primary beneficiary

As of December 31, 2014, subsidiaries of the Company and variable interest entities (“VIEs”) where the Company is the primary beneficiary include the following:

	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities

Subsidiaries

ChinaCache Network Technology (Beijing) Ltd. (“ChinaCache Beijing”)	August 25, 2005	The PRC	100%	Provision of Technical Consultation services

ChinaCache North America Inc. (“ChinaCache US”)	August 16, 2007	United States of America	100%	Provision of Content and Application Delivery services

Chinacache Ireland Limited (“Chinacache IE”)	November 18, 2013	Ireland	100%	Provision of Content and Application Delivery services

ChinaCache Networks Hong Kong Ltd. (“ChinaCache HK”)	April 7, 2008	Hong Kong	100%	Provision of Content and Application Delivery services

JNet Holdings Limited (“JNet Holdings”)	September 27, 2007	British Virgin Islands	100%	Investment holding

ChinaCache Xin Run Technology (Beijing) Co., Ltd. (“Xin Run”)	July 18, 2011	The PRC	100%	Construction of the cloud infrastructure

Beijing Shou Ming Technology Co., Ltd. (“Beijing Shou Ming”)	August 15, 2014	The PRC	100%	Computer hardware, technology development

Beijing Shuo Ge Technology Co., Ltd. (“Beijing Shuo Ge”)	August 15, 2014	The PRC	100%	Mechanical equipment lease

Beijing Zhao Du Technology Co., Ltd. (“Beijing Zhao Du”)	August 15, 2014	The PRC	100%	IT system integration, electronic equipment

Metasequoia Investment Inc. (“Metasequoia”)	March 28, 2012	British Virgin Islands	100%	Investment holding

VIEs

Beijing Blue I.T. Technologies Co., Ltd. (“Beijing Blue IT” )*	June 7, 1998	The PRC	—	Provision of Content and Application Delivery services

Beijing Jingtian Technology Limited (“Beijing Jingtian”) *	September 1, 2005	The PRC	—	Provision of Content and Application Delivery services

*The equity interest of Beijing Blue IT and Beijing Jingtian are held by the Founders and two employees of the Company respectively (collectively the “Nominee Shareholders”).

Schedule of financial information of the consolidated VIEs before eliminating the intercompany balances and transactions between the consolidated VIEs and other entities within the Group

	As of December 31,
	2013	2014
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	77,400	141,440	22,796
Accounts receivable (net of allowance for doubtful accounts of RMB11,894 and RMB58,871 (US$9,489) as of December 31, 2013 and 2014, respectively)	297,947	302,218	48,709
Prepaid expenses and other current assets	25,871	14,644	2,361
Deferred tax assets	6,546	19,537	3,149
Amounts due from inter-companies(1)	6,300	32,214	5,192
Amounts due from a related party(2)	141	—	—

Total current assets	414,205	510,053	82,207

Non-current assets:
Property and equipment, net	185,107	306,940	49,470
Cloud infrastructure construction in progress	5,705	—	—
Intangible assets, net	4,702	7,746	1,248
Long term investments	7,603	15,103	2,434
Deferred tax assets	602	470	76
Long term deposits and other non-current assets	4,458	25,150	4,053

Total non-current assets	208,177	355,409	57,281

TOTAL ASSETS	622,382	865,462	139,488

	As of December 31,
	2013	2014
	RMB	RMB	US$
LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accounts payable	200,483	245,336	39,541
Accrued employee benefits	33,448	30,114	4,853
Accrued expenses and other payables	71,095	73,900	11,911
Income tax payable	5,777	10,435	1,682
Liabilities for uncertain tax positions	6,296	6,407	1,033
Amounts due to inter-companies(1)	236,584	347,873	56,067
Amounts due to a related party (2)	844	—	—
Current portion of capital lease obligations	—	13,118	2,114
Deferred government grant	24,360	37,360	6,021

Total current liabilities	578,887	764,543	123,222

Non-current liabilities:
Non-current portion of capital lease obligations	—	19,657	3,168

Total non-current liabilities	—	19,657	3,168

Total liabilities	578,887	784,200	126,390

(1)	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
(2)	Information with respect to related parties is discussed in Note 19.

	For the Years Ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000
Net revenues
-Third party customers	745,835	910,757	1,189,247	191,672
-Inter-companies	12,588	146,640	120,783	19,467
-A related party customer	12,543	—	—	—
Net profit (loss)	20,406	(12,761)	15,146	2,441

	For the Years Ended December 31,
	2012	2013	2014
	RMB’000	RMB’000	RMB’000	US$’000
Net cash provided by operating activities	51,059	97,554	252,790	40,742
Net cash used in investing activities	(49,933)	(89,657)	(184,318)	(29,707)
Net cash used in financing activities	—	—	(4,432)	(714)